UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09155

Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Income Trust

February 29, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 150.2%

Security	Principal Amount (000’s omitted)	Value
Education — 21.8%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,458,735
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,950,281
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	711,847
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	435,385
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	707,526
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	1,230	1,374,808
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,721,197
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,166,781
New Jersey Institute of Technology, 5.00%, 7/1/42	1,295	1,443,446
Rutgers State University, 5.00%, 5/1/33	1,000	1,167,470
Rutgers State University, 5.00%, 5/1/39	1,900	2,114,643

		$14,252,119

Escrowed/Prerefunded — 6.3%
New Jersey Economic Development Authority, (Seabrook Village), Prerefunded to 11/15/16, 5.25%, 11/15/36	$815	$842,832
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Regional Medical Center), Prerefunded to 7/1/17, 5.00%, 7/1/37	2,090	2,214,313
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	915	1,058,500

		$4,115,645

General Obligations — 6.5%
Monmouth County Improvement Authority, 5.00%, 1/15/28	$1,850	$2,155,139
Monmouth County Improvement Authority, 5.00%, 1/15/30	1,795	2,071,017

		$4,226,156

Hospital — 15.1%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$650	$748,098
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,488,978
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	750	780,697
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	265	310,816
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	250	280,580
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	420	487,893
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	1,000	1,109,520
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,380	2,400,801
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), Prerefunded to 7/1/16, 5.00%, 7/1/46	60	60,937
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,214,589

		$9,882,909

Security	Principal Amount (000’s omitted)	Value
Housing — 1.4%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$415	$419,486
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	480	486,087

		$905,573

Industrial Development Revenue — 7.5%
Essex County Improvement Authority, (Covanta), (AMT), 5.25%, 7/1/45(1)	$1,085	$1,104,313
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	55,469
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	148,260
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	837,367
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	247,661
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,535,786

		$4,928,856

Insured-Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$137,286
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	492,146
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	594,024

		$1,223,456

Insured-Escrowed/Prerefunded — 3.8%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$1,240	$1,405,652
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	970	1,098,835

		$2,504,487

Insured-Gas Utilities — 5.4%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,554,195

		$3,554,195

Insured-General Obligations — 4.8%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,121,575
Irvington Township, (AGM), 5.00%, 7/15/31	1,000	1,160,810
Paterson, (BAM), 5.00%, 1/15/26	750	846,967

		$3,129,352

Insured-Hospital — 3.0%
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	$375	$403,068
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,550,444

		$1,953,512

Insured-Industrial Development Revenue — 3.2%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,069,068

		$2,069,068

Insured-Lease Revenue/Certificates of Participation — 3.8%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$530	$582,799
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	640	711,481
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,196,280

		$2,490,560

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 13.5%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$4,087,282
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	3,060,912
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,369,843
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	311,585

		$8,829,622

Insured-Student Loan — 2.7%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$1,650	$1,777,347

		$1,777,347

Insured-Transportation — 6.7%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$954,924
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,500	1,663,605
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,400,664
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	354,073

		$4,373,266

Lease Revenue/Certificates of Participation — 5.2%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,100	$1,147,498
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	400	456,880
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,782,518

		$3,386,896

Other Revenue — 3.9%
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$2,040	$2,272,376
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	250	285,978

		$2,558,354

Senior Living/Life Care — 3.4%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$486,478
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	801,824
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	725,872
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	239,044

		$2,253,218

Special Tax Revenue — 2.3%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$102,957
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	178,761
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	466,395
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	209,145
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	562,620

		$1,519,878

Security	Principal Amount (000’s omitted)	Value
Student Loan — 4.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.364%, 6/1/36(2)(3)(4)	$1,900	$1,887,882
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	759,736

		$2,647,618

Transportation — 21.7%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,180,660
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,202,937
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	2,025,528
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	272,790
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	582,353
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,960,036
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	2,000	2,326,820
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	1,995	2,166,829
South Jersey Transportation Authority, 5.00%, 11/1/39	400	436,704

		$14,154,657

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,456,369

		$1,456,369

Total Tax-Exempt Municipal Securities — 150.2% (identified cost $90,124,610)		$98,193,113

Taxable Municipal Securities — 1.6%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.6%
Atlantic City, 7.50%, 3/1/40	$1,000	$1,051,380

Total Taxable Municipal Securities — 1.6% (identified cost $972,759)		$1,051,380

Total Investments — 151.8% (identified cost $91,097,369)		$99,244,493

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (6.8)%		$(4,425,172)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (44.3)%		$(29,000,000)

Other Assets, Less Liabilities — (0.7)%		$(430,926)

Net Assets Applicable to Common Shares — 100.0%		$65,388,395

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2016, 32.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 8.6% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2016, the aggregate value of these securities is $1,104,313 or 1.7% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $367,882.

(4)	Variable rate security. The stated interest rate represents the rate in effect at February 29, 2016.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	30	Short	Jun-16	$(4,960,022)	$(4,935,938)	$24,084

						$24,084

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At February 29, 2016, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 29, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $24,084.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$88,157,275

Gross unrealized appreciation	$9,010,520
Gross unrealized depreciation	(773,302)

Net unrealized appreciation	$8,237,218

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$98,193,113	$—	$98,193,113
Taxable Municipal Securities	—	1,051,380	—	1,051,380
Total Investments	$—	$99,244,493	$—	$99,244,493
Futures Contracts	$24,084	$—	$—	$24,084
Total	$24,084	$99,244,493	$—	$99,268,577

The carrying amount of the Institutional MuniFund Term Preferred Shares (iMTP Shares) at February 29, 2016 approximated its fair value. If measured at fair value, iMTP Shares would have been considered as Level 2 in the fair value hierarchy at February 29, 2016.

The Trust held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2016